Summary of Significant Accounting Policies - Definite lived Intangible Assets Amortization Expense (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years	5 years	5 years
Minimum [Member] | Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years	2 years	2 years
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	15 years	15 years	15 years
Maximum [Member] | Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	7 years	7 years	7 years